Statutory Financial Data and Dividend Restrictions: Schedule of certain statutory basis financial information (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of certain statutory basis financial information
	Statutory Basis		Statutory Basis
	Capital and Surplus		Net Income (Loss)
	2014	2013	2014	2013	2012

MLIC	$ 18,366	$ 17,829	$ (1,792)	$ (1,562)	$ 3,259